Loans payable (Details Narrative) - USD ($)			6 Months Ended
	Jan. 20, 2022	Nov. 20, 2020	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Loans payable			$ 76,000	$ 33,000	$ 40,000
Loan payable, current			13,000	8,000	$ 7,000
Automobile Loan [Member]
Debt Instrument [Line Items]
Principal amount	$ 49,000
Debt instrument, term	71 months
Debt principal and interest payments	$ 1,066
Debt interest rate	15.54%
Loans Payable [Member]
Debt Instrument [Line Items]
Principal amount	$ 49,000	$ 40,000
Debt instrument, term		59 months
Debt interest rate		4.49%
Debt principal and interest payments		$ 745
Debt instrument collateral		secured by the purchased vehicle.
Principal payments				$ 7,000
Debt principal payments			$ 6,000